Summary of significant accounting policies, estimates and judgments (Policies)	3 Months Ended
Jan. 31, 2020
Statement [Line Items]
Changes in accounting policies
Changes in accounting policies
Leases
During the first quarter, we adopted IFRS 16
Leases
(IFRS 16), which sets out principles for the recognition, measurement, presentation and disclosure of leases, replacing the previous accounting standard for leases, IAS 17
Leases
(IAS 17).
As a result of the application of IFRS 16, we changed our accounting policy for leasing as outlined below, applicable from November 1, 2019. As permitted by the transition provisions of IFRS 16, we elected not to restate comparative period results; accordingly, all comparative information is presented in accordance with our previous accounting policies, as described in our 2019 Annual Report.
As a result of the adoption of IFRS 16, we increased total assets by $5,084 million and total liabilities by $5,191 million, primarily representing leases of premises and equipment previously classified as operating leases, and reduced retained earnings by $107 million, net of taxes. The adoption of IFRS 16 reduced our CET1 capital ratio by 14 bps.

Leasing
Leasing
At inception of a contract, we assess whether a contract is or contains a lease. A contract is, or contains, a lease if the contract conveys the right to obtain substantially all of the economic benefits from, and direct the use of, an identified asset for a period of time in return for consideration.
When we are the lessee in a lease arrangement, we initially record a right-of-use
asset and corresponding lease liability, except for short-term leases and leases of low-value
assets. Short-term leases are leases with a lease term of 12 months or less.
Low-value
assets are unspecialized, common, technologically unsophisticated, widely available, and widely used non-infrastructure
assets. For short-term leases and leases of
low-value
assets, we record the lease payments as an operating expense on a straight-line basis over the lease term.
Where we are reasonably certain to exercise extension and termination options, they are included in the lease term.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted at our incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method, recorded in Interest expense.
The
right-of-use
asset is initially measured based on the initial amount of the lease liability, adjusted for lease payments made on or before the commencement date, initial direct costs incurred, and an estimate of costs to dismantle, remove, or restore the asset, less any lease incentives received.
The
right-of-use
asset is depreciated to the earlier of the lease term and the useful life, unless ownership will transfer to RBC or we are reasonably certain to exercise a purchase option, in which case the useful life of the right-of-use
asset is used. We apply IAS 36
Impairment of assets
to determine whether a
right-of-use
asset is impaired and account for any identified impairment loss as described in the premises and equipment accounting policies in our 2019 Annual Report.
Impact of adoption of IFRS 16 – Leases previously classified as operating leases
At transition, lease liabilities were measured at the present value of the remaining lease payments, discounted at our incremental borrowing rate as at November 1, 2019. We applied a weighted-average incremental borrowing rate of 2.3%.
Right-of-use
assets are generally measured at an amount equal to the lease liability, adjusted by any prepaid or accrued lease payments. For a select number of properties, the right-of-use
assets were measured as if IFRS 16 had been applied since the commencement date of the lease, discounted using our incremental borrowing rate as at November 1, 2019.
The following practical expedients were adopted when applying IFRS 16 to leases previously classified as operating leases under IAS 17:
–	Election to not separate lease and non-lease components, applied to our real estate leases; and
–	Exemption from recognition for short-term and low value leases.

The following table reconciles our ope
r
ating lease commitments at October 31, 2019, as previously disclosed in our 2019 Annual Consolidated Financial Statements, to the lease obligations recognized on initial application of IFRS 16 at November 1, 2019.

(Millions of Canadian dollars)
Lease commitments disclosed as at October 31, 2019	$6,175
Less: commitments related to non-recoverable tax	(360)
Less: commitments for contracts not yet commenced	(240)
Less: recognition exemption adopted for short-term and low-value leases	(83)
Plus: commitments for renewal options reasonably certain to be exercised	977
Other	(26)
Adjusted operating lease commitments as at October 31, 2019	6,443
Discounted as at November 1, 2019	5,557
Finance lease liabilities recognized as at October 31, 2019	49
Lease liability recognized as at November 1, 2019	$5,606
Impact of adoption of IFRS 16 – Leases previously classified as finance leases
The carrying amount of the
right-of-use
asset and lease liability at November 1, 2019 for leases previously classified as finance leases under IAS 17
Leases
was determined to be equal to the carrying amount of the lease asset and liability under IAS 17 immediately before the transition date.
Interest Rate Benchmark Reform
During the first quarter, we early adopted amendments to IFRS 9
Financial Instruments
, IAS 39
Financial Instruments: Recognition and Measurement
and IFRS 7
Financial Instruments: Disclosures
(Amendments), applicable from November 1, 2019. These amendments modify certain hedge accounting requirements to provide relief from the effect of uncertainty caused by interest rate benchmark reform (the Reform) prior to the transition to alternative interest rates. The adoption of the Amendments had no impact to our consolidated financial statements.
We will cease to apply these Amendments as interbank offered rate (IBOR) based cash flows transition to new risk free rates or when the hedging relationships to which the relief is applied are discontinued.

Financial instruments - Hedge accounting
Hedge Accounting
Our accounting policies relating to hedge accounting are described in Note 2 and Note 8 of our 2019 Annual Report. We apply hedge accounting when designated hedging instruments are ‘highly effective’ in offsetting changes in the fair value or cash flows of the hedged items at inception and on an ongoing basis. We perform retrospective assessments to demonstrate that the relationship has been effective since designation of the hedge and prospective assessments to evaluate whether the hedge is expected to be effective over the remaining term of the hedge. While uncertainty due to IBOR reform exists, our prospective effectiveness testing is based on existing hedged cash flows or hedged risks. Any ineffectiveness arising from retrospective testing is recognized in net income.
In addition to potential sources of ineffectiveness outlined in Note 8 of our 2019 Annual Report, the Reform may result in ineffectiveness as the transition of hedged items and related hedging instruments from IBORs to new risk free rates may occur at different times. This may result in different impacts on the valuation or cash flow variability of hedged items and related hedging instruments.
Cash flow hedges
We apply hedge accounting for cash flow hedges when the cash flows giving rise to the risk being hedged have a high probability of occurring. While uncertainty due to IBOR reform exists, we apply the relief provided by the Amendments that the IBOR benchmarks, on which the highly probable hedged cash flows are based, are not altered as a result of the Reform. In addition, associated cash flow hedge reserves are not recycled into net income solely due to changes related to the transition from IBOR to new risk free rates.
Fair value hedges
We apply hedge accounting to IBOR rates which may not be contractually specified when that rate is separately identifiable and reliably measurable at inception of the hedge relationship.

Hedging relationships impacted by interest rate benchmark reform
The following table presents the notional amount of our hedging instruments which reference IBOR that will expire after 2021 and will be affected by the Reform. The notional amounts of our hedging instruments also approximates the extent of the risk exposure we manage through hedging relationships:

As at November 1, 2019
(Millions of Canadian dollars)	Notional/Principal amounts (1)
Interest rate contracts
USD LIBOR	$26,709
EURO Interbank Offered Rate	5,589
GBP LIBOR	618
Non-derivative instruments
USD LIBOR	888
GBP LIBOR	682
$34,486

(1)
Excludes interest rate contracts and
non-derivative
instruments which reference rates in multi-rate jurisdictions, including the Canadian Dollar Offered Rate (CDOR) and Australian Bank Bill Swap Rate (BBSW).

IFRS Interpretations Committee Interpretation 23
Uncertainty over income tax treatments
(IFRIC 23)
During the first quarter, we adopted IFRIC 23 which provides guidance on the recognition and measurement of tax assets and liabilities under IAS 12
Income taxes
when there is uncertainty over income tax treatments, replacing our application of IAS 37
Provisions, contingent liabilities and contingent assets
for uncertain tax positions. We are subject to income tax laws in various jurisdictions where we operate, and the complex tax laws are potentially subject to different interpretations by us and the relevant taxation authorities. Significant judgment is required in the interpretation of the relevant tax laws, and in assessing the probability of acceptance of our tax positions, which includes our best estimate of tax positions that are under audit or appeal by relevant taxation authorities. We perform a review on a quarterly basis to incorporate our best assessment based on information available, but additional liability and income tax expense could result based on the acceptance of our positions by the relevant tax authorities. The adoption of IFRIC 23 had no impact to our consolidated financial statements.
IFRS 15 Revenue from Contracts with Customers (IFRS 15)
On November 1, 2018, we adopted IFRS 15 and reduced our opening retained earnings. In the fourth quarter of 2019, we amended our opening reduction to retained earnings to $94 million on an after-tax basis. Comparative amounts have been revised from those previously presented.